Commitments and Contingencies (Narrative) (Details) $ in Millions	12 Months Ended
	Aug. 02, 2015 USD ($)	Aug. 03, 2014 USD ($)	Jul. 28, 2013 USD ($)
Operating Leases, Rent Expense, Net	$ 48	$ 50	$ 54
Number of bank loans guarantees related to independent distributors	2,000
Maximum potential amount of future payments	$ 192
Discontinued Operations [Member]
Operating Leases, Rent Expense, Net		$ 2	$ 8